Borrowings and derivative financial instrument - Other borrowings (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Balance at beginning of the year	R 22,728	R 20,298	R 18,383
Loans raised	12,758	8,000	20,622
Loans repaid	(1,323)	(8,003)	(20,252)
Borrowings acquired on acquisition of subsidiary	6	39	0
Gain on foreign exchange differences	(1,973)	(616)	(1,149)
Balance at end of the year	36,618	22,728	20,298
Current portion of balance	(11,672)	(122)	(107)
Non-current portion of borrowings	24,946	22,606	20,191
Other borrowings
Disclosure of detailed information about borrowings [line items]
Balance at beginning of the year	42	0	0
Loans raised	303	0	1,711
Loans repaid	(323)	(3)	(1,684)
Borrowings acquired on acquisition of subsidiary	6	39	0
Gain on foreign exchange differences	12	6	(27)
Balance at end of the year	40	42	0
Current portion of balance	(11)	(8)	0
Non-current portion of borrowings	R 29	R 34	R 0